Related Party Transactions (Details) - Schedule of Major Related Parties that Transacted with the Group	12 Months Ended
Dec. 31, 2022
Hangzhou Youyue Travel Technology Co., Ltd. (“Hangzhou Youyue”) [Member]
Related Party Transaction [Line Items]
Relationship with the Group	An affiliate of Bingyi Zhao
Shanghai Youzhuan Commerical Information Consulting Partnership (Limited Partnership) (“Shanghai Youzhuan”) [Member]
Related Party Transaction [Line Items]
Relationship with the Group	An affiliate of Jia Li
Ningbo Youheng Automobile Service Co., Ltd. (“Ningbo Youheng Automobile” [Member]
Related Party Transaction [Line Items]
Relationship with the Group	An affiliate of Jia Li
Zhejiang Youxiaodian Automobile Service Co., Ltd. (“Zhejiang Youxiaodian”) [Member]
Related Party Transaction [Line Items]
Relationship with the Group	An affiliate of Jia Li
Qingshan Wei [Member]
Related Party Transaction [Line Items]
Relationship with the Group	Controlling shareholder of U Power Limited
Youjia Technology (Shanghai) Co., Ltd. (“Youjia Technology”) [Member]
Related Party Transaction [Line Items]
Relationship with the Group	An affiliate of Jia Li
Shanghai Youpinsuoer New Energy Technology Co., Ltd. (“Shanghai Youpinsuoer”) [Member]
Related Party Transaction [Line Items]
Relationship with the Group	An affiliate of Jia Li
Jia Li [Member]
Related Party Transaction [Line Items]
Relationship with the Group	Controlling shareholder, Director and CEO of U Power Limited
Bingyi Zhao [Member]
Related Party Transaction [Line Items]
Relationship with the Group	Director and Chief Financial Officer of U Power Limited
Shandong Youyidian Automobile Technology Co., Ltd. (“Shandong Youyidian”) [Member]
Related Party Transaction [Line Items]
Relationship with the Group	An affiliate of Jia Li
Youche Jingpin E-commerce (Shanghai) Co., Ltd. (“Youche Jingpin”) [Member]
Related Party Transaction [Line Items]
Relationship with the Group	An affiliate of Jia Li
Shanghai Youcang Business Consulting Partnership (Limited Partnership) (“Shanghai Youcang”) [Member]
Related Party Transaction [Line Items]
Relationship with the Group	An affiliate of Jia Li